SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The financial statements of the Plan have been prepared on the modified cash basis of accounting, which is a comprehensive basis of accounting other than U.S. generally accepted accounting principles. The modified cash basis of accounting is an acceptable alternative method of reporting under regulations issued by the Department of Labor. The carrying values of the Plan’s investments have been adjusted to fair value as stated below with the exception of the fully benefit responsive investment, which is carried at contract value. All other transactions are recorded on a cash basis.
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with the modified cash basis of accounting requires management to make estimates that affect amounts reported in the financial statements and accompanying notes and supplemental schedule. Actual results could differ from those estimates.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

Investments held by the Plan are stated at fair value except for fully benefit responsive investments which are stated at contract value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 3 for further discussion and disclosures related to fair value measurements.

An investment contract that meets the fully benefit responsive investment contract criteria is reported at contract value. Contract value is the relevant measure for a fully benefit responsive investment contract, because this is the amount to be received by participants if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. This contract is a guaranteed general-account backed group annuity contract. An employer-level liquidation or employer-initiated transfer of the plan’s interest in these contracts is subject to either a 12-month advance notice or a 5% surrender charge, whichever the plan fiduciary chooses. A 5% surrender charge will also apply if the cumulative percentage of participant transfers exceeds 20% of the Plan’s interest in the contract during the 12-month period immediately preceding the employer-level surrender of the plan’s interest in the contract. The occurrence of these events is not probable of occurring.

The Plan Administrator is responsible for determining the Plan’s valuation policies and analyzing information provided by the investment custodians and issuers, which are used to determine the investment value of the Plan’s investments.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on a cash basis. Dividends are recorded on the payment date. Net appreciation or depreciation in the fair value of investments includes the Plan’s gains and losses on investments bought and sold, as well as held during the year.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance. Interest income on notes receivable from participants is recorded when it is received. Related fees are recorded as administrative expense and are recorded when they are paid. No allowance for credit losses was recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.